Personnel expenses and cost of material	12 Months Ended
Dec. 31, 2022
Personnel expenses and cost of material
Personnel expenses and cost of material

(34) Personnel expenses and cost of material

The personnel expenses of the Company in 2022 amounted to k€ 388,050 of which k€ 284,452 relate to personnel expenses outside Germany, in the United Kingdom, Italy, Switzerland, France and United States (2021: k€ 319,353 and k€ 240,947 respectively, 2020: k€ 250,082 and k€ 187,677, respectively). Thereof expenses for the statutory retirement insurance amounted to k€ 15,106 of which k€ 9,066 relate to expenses outside Germany in the United Kingdom, Italy, Switzerland, France, and United States (2021: k€ 12,407 and k€7,566 respectively, 2020: k€ 10,065 and k€ 6,292 respectively.)

Cost of materials in 2022 amounted to k€ 120,568 thereof k€ 90,901 were cost of materials outside Germany in the United Kingdom, Italy, Switzerland, France, and United States (2021: k€ 107,837 and k€ 83,275 respectively, 2020: k€ 92,827 and k€ 73,064, respectively.)